CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2022
CASH AND CASH EQUIVALENTS.
Cash and Cash Equivalents

	June 30,	June 30,
	2022	2021
	(US$’000)
Balances with banks in:
− current accounts	46,675	55,258
− deposit accounts (with a maturity of 3 months or less at inception)	2,131	2,559
	48,806	57,817
Cash in hand	25	25
	48,831	57,842